Segment Reporting - Geographic Information (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 48,168	$ 29,666	$ 19,255	$ 19,639	$ 13,013	$ 19,508	$ 16,538	$ 18,152	$ 13,409	$ 81,573	$ 67,607	$ 58,981
Furniture, fixtures and equipment, net	$ 23,259	21,154				12,044				21,154	12,044
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues										78,420	67,607	58,981
Furniture, fixtures and equipment, net		18,087				12,044				18,087	12,044
Mexico
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues										2,760	0	0
Furniture, fixtures and equipment, net		2,960				0				2,960	0
All other countries
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues										393	0	$ 0
Furniture, fixtures and equipment, net		$ 107				$ 0				$ 107	$ 0